Borrowings including the impact of Interest Rate and Cross-Currency Swaps (Detail) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019
Debt Instrument [Line Items]
Borrowings		$ 58,628	$ 46,986
Less current portion		5,711	8,857
Total long-term borrowings		52,917	38,129
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	15,795
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums		2,200	2,500
Qualifying hedges, market value adjustments for debt		509	31
Before International Theme Park Consolidation
Debt Instrument [Line Items]
Borrowings		$ 57,325	45,872
Borrowings, Stated Interest Rate	[2]	3.64%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 15,795
Borrowings, Effective Interest Rate	[3]	2.98%
Commercial paper
Debt Instrument [Line Items]
Borrowings		$ 2,023	5,342
Borrowings, Stated Interest Rate	[2]	0.00%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1],[4]	$ 0
Borrowings, Effective Interest Rate	[3]	0.96%
U.S. Dollar Denominated Notes
Debt Instrument [Line Items]
Borrowings	[4]	$ 52,736	39,424
Borrowings, Stated Interest Rate	[2],[4]	3.81%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1],[4]	$ 13,875
Borrowings, Effective Interest Rate	[3],[4]	3.08%
U.S. Dollar Denominated Notes | Minimum
Debt Instrument [Line Items]
Borrowings, Stated Interest Rate		1.65%
Swap Maturity Year		Dec. 31, 2021
U.S. Dollar Denominated Notes | Maximum
Debt Instrument [Line Items]
Borrowings, Stated Interest Rate		9.50%
Swap Maturity Year		Dec. 31, 2031
Foreign currency denominated debt
Debt Instrument [Line Items]
Borrowings		$ 1,983	1,044
Borrowings, Stated Interest Rate	[2]	2.99%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 1,920
Borrowings, Effective Interest Rate	[3]	2.47%
Swap Maturity Year		Dec. 31, 2027
Other
Debt Instrument [Line Items]
Custom Long-term Debt (contra)	[5]	$ 583	62
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1],[5]	0
Asia International Theme Parks
Debt Instrument [Line Items]
Borrowings		$ 1,303	$ 1,114
Borrowings, Stated Interest Rate	[2]	2.11%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 0
Borrowings, Effective Interest Rate	[3]	5.51%
Total borrowings
Debt Instrument [Line Items]
Borrowings, Stated Interest Rate	[2]	3.57%
Borrowings, Effective Interest Rate	[3]	3.04%
Long Term Debt, Current Portion
Debt Instrument [Line Items]
Borrowings, Stated Interest Rate	[2]	3.24%
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 750
Borrowings, Effective Interest Rate	[3]	2.76%
Non Current
Debt Instrument [Line Items]
Interest rate and Cross-Currency Swaps, Pay Floating Interest Rate	[1]	$ 15,045

[1]	Amounts represent notional values of interest rate and cross-currency swaps outstanding as of October 3, 2020.
[2]	The stated interest rate represents the weighted-average coupon rate for each category of borrowings. For floating rate borrowings, interest rates are the rates in effect at October 3, 2020; these rates are not necessarily an indication of future interest rates.
[3]	The effective interest rate includes the impact of existing and terminated interest rate and cross-currency swaps, purchase accounting adjustments and debt issuance premiums, discounts and costs.
[4]	Includes net debt issuance discounts, costs and purchase accounting adjustments totaling a net premium of $2.2 billion and a net premium of $2.5 billion at October 3, 2020 and September 28, 2019, respectively.
[5]	Includes market value adjustments for debt with qualifying hedges, which increase borrowings by $509 million and $31 million at October 3, 2020 and September 28, 2019, respectively.